[CHAPMAN AND CUTLER LETTERHEAD]

July 14, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1527 and under the Investment Company Act of 1940, as amended, Amendment No. 1528 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Equity Dual Directional 15 Buffer ETFTM – December (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Equity Dual Directional 15 Buffer ETFTM – July (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1501 under the 1933 Act and Post-Effective Amendment No. 1502 under the 1940 Act) (the “Prior Innovator Fund”) as precedent in drafting the Amended Registration Statement. The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is identical to the disclosures made in the registration statement relating to Prior Innovator Fund common shares. The disclosure in the Amended Registration Statement has been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period and cap and to add additional portfolio managers to the Fund.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren